Document and Entity Information	Jul. 31, 2020
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000704051
Current Fiscal Year End Date	--03-31
Document Type	8-K
Document Period End Date	Jul. 31, 2020
Entity Registrant Name	Legg Mason, Inc.
Entity Incorporation State Country Code	MD
Entity File Number	1-8529
Entity Tax Identification Number	52-1200960
Entity Address, Address Line One	100 International Drive
Entity Address, City or Town	Baltimore
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21202
City Area Code	(410)
Local Phone Number	539-0000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, $0.10 par value
Trading Symbol	LM
Security Exchange Name	NYSE
M 6.375 Junior Subordinated Notes Due 2056 [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.375% Junior Subordinated Notes due 2056
Trading Symbol	LMHA
Security Exchange Name	NYSE
M 5.45 Junior Subordinated Notes Due 2056 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.45% Junior Subordinated Notes due 2056
Trading Symbol	LMHB
Security Exchange Name	NYSE